Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted Earnings (Loss) Per Share Computations
The following reflects the income and share data used in the basic and diluted earnings (loss) per share computations:

	Year ended December 31,
	2016	2017	2018
	(in thousands, except share and per share data)
Profit (Loss)	$(24,787)	$(26,160)	$(36,224)
Weighted average number of shares outstanding for basic EPS	63,805,442	77,668,404	93,767,005
Net effect of dilutive stock options	—	—	—
Net effect of dilutive warrants	—	—	—
Net effect of vesting of restricted stock	—	—	—
Net effect of conversion of convertible notes	—	—	—
Weighted average number of shares outstanding for diluted EPS	63,805,442	77,668,404	93,767,005
Basic earnings (loss) per share	$(0.39)	$(0.34)	$(0.39)
Diluted earnings (loss) per share	$(0.39)	$(0.34)	$(0.39)